Annual Total Returns[BarChart] - Health Care UltraSector ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	14.02%	26.89%	64.61%	36.84%	6.43%	(6.52%)	32.18%	4.96%	28.42%	16.86%